Income Taxes - Schedule of Company’s Continuing Operations in China and Consisted (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Company’s Continuing Operations in China and Consisted [Abstract]
Current income tax
Deferred income tax expense (benefit)	(85,255)	24,805
Total income tax expense (benefit)	$ (85,255)	$ 24,805